Pension and Other Post-retirement Obligations - Summary of Net Liability Recognised in Consolidated Balance Sheet (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Jun. 30, 2018
Defined benefit pension schemes/post-employment obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Fair value of defined benefit scheme assets	$ (648)	$ (633)
Scheme deficit	290	257
Unrecognised surplus	0	0
Unrecognised past service credits	0	0
Adjustment for employer contributions tax	0	0
Net liability recognised in the Consolidated Balance Sheet	290	257
Defined benefit pension schemes/post-employment obligations [member] | Funded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	632	616
Defined benefit pension schemes/post-employment obligations [member] | Unfunded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	306	274
Post-retirement medical schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Scheme deficit	203	192
Unrecognised surplus	0	0
Unrecognised past service credits	0	0
Adjustment for employer contributions tax	0	0
Net liability recognised in the Consolidated Balance Sheet	203	192
Post-retirement medical schemes [member] | Unfunded defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligation	$ 203	$ 192